Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Inventory
	December 31
	2025	2024
	NIS in thousands
Finished goods	18,125	62,706
Goods in process and dried inflorescence	89,882	57,599
Total inventory	108,007	120,305